UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number: 28-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Anderson
Title:			Compliance Associate
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Kirsty Anderson		Edinburgh 		July 16, 2008
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	16
 FORM 13F Information Table Value Total:	$1,885,186

List of Other Included Managers:  NONE



Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
American Intl Group Inc     COM            026874 10 7    75,290    2,849,177  SH  N/A  SOLE       2,849,177  0      0
Bank of America Corporation COM            060505 10 4    81,484    3,420,816  SH  N/A  SOLE       3,420,816  0      0
Cisco Sys Inc               COM            17275R 10 2    135,807   5,836,154  SH  N/A  SOLE       5,836,154  0      0
Citigroup Inc               COM            172967 10 1    94,398    5,644,117  SH  N/A  SOLE       5,644,117  0      0
Conocophillips              COM            20825C 10 4    130,577   1,385,062  SH  N/A  SOLE       1,385,062  0      0
Dell Inc                    COM            24702R 10 1    173,527   7,925,405  SH  N/A  SOLE       7,925,405  0      0
General Dynamics Corp       COM            369550 10 8    126,794   1,506,675  SH  N/A  SOLE       1,506,675  0      0
General Electirc Co         COM            369604 10 3    107,950   4,052,179  SH  N/A  SOLE       4,052,179  0      0
Home Depot                  COM            437076 10 2    101,800   4,352,305  SH  N/A  SOLE       4,352,305  0      0
Intel Corp                  COM            458140 10 0    127,748   5,945,897  SH  N/A  SOLE       5,945,897  0      0
Johnson & Johnson           COM            478160 10 4    144,657   2,249,377  SH  N/A  SOLE       2,249,377  0      0
LDK Solar Co Ltd	    Sponsored ADR  50183L 10 7    161,078   4,258,500  SH  N/A  SOLE       4,258,500  0      0
Pfizer Inc                  COM            717081 10 3    120,712   6,911,642  SH  N/A  SOLE       6,911,642  0      0
SK Telecom Ltd              Sponsored ADR  77440P 10 8    153,919   7,401,742  SH  N/A  SOLE       7,401,742  0      0
Symantec Corp               COM            871503 10 8    138,289   7,139,347  SH  N/A  SOLE       7,139,347  0      0
Wells Fargo & Co new        COM            949746 10 1    11,156     470,500   SH  N/A  SOLE       470,500    0      0